Acquisitions, Assets and Liabilities Held for Sale, Licensing Agreements, Research and Development and Collaborative Arrangements, Equity-Method Investments and Cost-Method Investment - Bamboo Therapeutics, Inc. (Details) - USD ($)
$ in Millions
			3 Months Ended	12 Months Ended
		Aug. 01, 2016	Apr. 03, 2016	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Business Acquisition [Line Items]
Cash payments for acquisition, net of cash acquired	[1]			$ 18,368		$ 16,466		$ 195
Goodwill				$ 54,449	[2]	$ 48,242	[2]	$ 42,069
Bamboo Therapeutics [Member]
Business Acquisition [Line Items]
Total consideration transferred		$ 150
Potential milestone payments		495
Consideration transferred, including equity interest held prior to business combination		331
Payments to acquire businesses, cash portion		130	$ 43
Cash payments for acquisition, net of cash acquired		101
Assumed contingent consideration		157
Fair value of previously held equity interest in acquiree		44
Goodwill		133
Net deferred tax liabilities		93
Bamboo Therapeutics [Member] | Other Nonoperating Income (Expense) [Member]
Business Acquisition [Line Items]
Gain recognized		1
In Process Research and Development [Member] | Bamboo Therapeutics [Member]
Business Acquisition [Line Items]
Indefinite-lived intangible assets		$ 325

[1]	Amounts may not add due to rounding.
[2]	Amounts may not add due to rounding.